SHARE-BASED PAYMENTS - Exercise Price Range of Outstanding Share Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	10,682	12,085	19,971
Options Exercisable (in shares)	8,193
Weighted average remaining life (in years)	3 years
$26.83 – $37.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,058
Options Exercisable (in shares)	1,714
Weighted average remaining life (in years)	4 years
$37.04 – $43.56
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,010
Options Exercisable (in shares)	740
Weighted average remaining life (in years)	3 years
$43.57 – $45.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,482
Options Exercisable (in shares)	2,154
Weighted average remaining life (in years)	3 years
$45.51 – $48.08
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,031
Options Exercisable (in shares)	1,483
Weighted average remaining life (in years)	3 years
$48.09 – $49.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,101
Options Exercisable (in shares)	2,102
Weighted average remaining life (in years)	2 years
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 44.68
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		$ 48.62